VARIABLE UNIVERSAL LIFE – DEATH BENEFIT (VUL-DB)

VARIABLE UNIVERSAL LIFE – CASH VALUE 2 (VUL-CV2)

PREMIER VARIABLE UNIVERSAL LIFE III (PVUL3)

Flexible Premium Variable Universal Life Insurance Policy

issued by:  Midland National Life Insurance Company

through the Midland National Life Separate Account A

Supplement dated July 1, 2014 to Prospectuses and

Statement of Additional Information (SAI’s) Dated May 1, 2014

This Supplement describes an important change that is being made to the principal underwriter for the variable universal life policies listed above. Please read this Supplement carefully and retain it with your Prospectus and SAI for future reference.

In the prospectus, under the heading Distribution of the Polices, all references to Sammons Securities Company are hereby deleted and replaced with Sammons Financial Network, LLC.

In the prospectus, under the heading Legal Proceedings all references to Sammons Securities Company are hereby deleted and replaced with Sammons Financial Network, LLC.

In the SAI, under Distribution of the Policies the second paragraph is hereby deleted and replaced with the following:

Sammons Financial Network, LLC (“Sammons Financial Network”) serves as principal underwriter for the contracts.  Sammons Financial Network is a Delaware limited liability company and its principal office is located at 4546 Corporate Drive, Suite 100, West Des Moines, IA 50266.  Sammons Financial Network is an indirect, wholly owned subsidiary of Sammons Enterprises, Inc. of Dallas, Texas, which in turn is the ultimate parent company of Midland National Life Insurance Company.  Sammons Financial Network is registered as a broker-dealer with the Securities and Exchange Commission under the Securities Exchange Act of 1934, as well as with the securities commissions in the states in which it operates, and is a member of FINRA, Inc.  Sammons Financial Network enters into selling agreements with other broker-dealers (“selling firms”) and compensates them for their services.  Registered representatives, who offer contracts, are appointed as insurance agents for Midland National Life Insurance Company.

A corresponding change is hereby made throughout the prospectus and Statement of Additional Information.

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If you have any questions, please call the Customer Service Center toll-free at 1-866-747-3421, or write the Customer Service Center at, Midland National® Life Insurance Company, P.O. Box 758547, Topeka, Kansas, 66675-8547.

Please retain this supplement for future reference.